Group Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Profit/(loss) for the year		£ 7,765	£ 3,181	£ (14,189)
Taxation on ordinary activities		2,094	357	(2,872)
Share of post-tax results of associates and joint ventures		(1,681)	(1,900)	(585)
Net finance costs		1,819	1,098	1,895
Profit from operations		9,997	2,736	(15,751)
Adjustments for
– depreciation, amortisation and impairment costs		2,547	3,101	28,614
– decrease in inventories		112	35	265
– increase in trade and other receivables		(295)	(269)	(487)
– decrease in Master Settlement Agreement payable		(79)	(294)	(287)
– (decrease)/increase in trade and other payables		(207)	58	640
– decrease in net retirement benefit liabilities		(31)	(76)	(111)
– (decrease)/increase in other provisions for liabilities		(3,409)	6,322	(489)
– other non-cash items		264	(40)	436
Cash generated from operating activities		8,899	11,573	12,830
Dividends received from associates		369	406	506
Tax paid		(2,926)	(1,854)	(2,622)
Net cash generated from operating activities		6,342	10,125	10,714
Cash flows from investing activities
Interest received		201	187	145
Dividends received		1	0	0
Purchases of property, plant and equipment		(551)	(486)	(460)
Proceeds on disposal of property, plant and equipment		37	145	54
Purchases of intangibles		(153)	(122)	(141)
Proceeds on disposals of intangibles		31	39	27
Purchases of investments		(54)	(216)	(448)
Proceeds on disposals of investments		848	299	405
Investment in associates and acquisitions of other subsidiaries net of cash acquired		(29)	(48)	(37)
Proceeds from disposal of shares in associate, net of tax		1,052	1,577	0
Disposal of subsidiary, net of cash disposed of		4	0	159
Net cash generated from/(used in) investing activities		1,387	1,375	(296)
Cash flows from financing activities
Interest paid on borrowings and financing related activities		(1,631)	(1,703)	(1,682)
Interest element of lease liabilities		(40)	(37)	(30)
Capital element of lease liabilities		(177)	(165)	(162)
Proceeds from increases in and new borrowings		3,814	2,404	5,134
Reductions in and repayments of borrowings		(3,932)	(4,826)	(6,769)
Outflows relating to derivative financial instruments		(380)	(128)	(480)
Purchases of own shares - share buy-back programme		(1,112)	(698)	0
Purchases of own shares held in employee share ownership trusts		(61)	(94)	(110)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs		1,050	0	0
Redemption of perpetual hybrid bonds, net of costs		(883)	0	0
Coupon paid on perpetual hybrid bonds		(54)	(56)	(59)
Dividends paid to owners of the parent		(5,238)	(5,213)	(5,055)
Investments in relation to non-controlling interests		(19)	0	0
Dividends paid to non-controlling interests		(100)	(121)	(105)
Other		1	5	4
Net cash used in financing activities		(8,762)	(10,632)	(9,314)
Net cash flows (used in)/generated from operating, investing and financing activities		(1,033)	868	1,104
Transferred from/(to) held-for-sale	[1]	(208)	0	368
Differences on exchange		(76)	(281)	(292)
(Decrease)/increase in net cash and cash equivalents in the year		(1,317)	587	1,180
Net cash and cash equivalents at 1 January		5,104	4,517	3,337
Net cash and cash equivalents at 31 December		£ 3,787	£ 5,104	£ 4,517

[1]	Included in the transferred from held-for-sale in 2023 is £102 million of foreign exchange loss due to the devaluation of the Russian ruble, as explained in note 27(d)(ii).